Consolidated Balance Sheets - CAD ($) $ in Thousands	May 31, 2024	May 31, 2023
Current assets:
Cash and cash equivalents	$ 1,816	$ 228
Prepaid expenses	2,431	3
Other receivables	417	15
Total current assets	4,664	246
Finance lease assets		21
Operating lease assets	75	121
Property and equipment, net	205	52
Total Assets	4,944	440
Current liabilities:
Accounts payable	715	172
Accrued liabilities	574	48
Finance lease liabilities		3
Operating lease liabilities	44	46
Term loan		40
Promissory note payable		37
Convertible debentures		1,142
Total current liabilities	1,333	1,488
Forward Purchase Agreement	20,938
Warrant liabilities	576
Promissory note payable		263
Operating lease liabilities	30	74
Total Liabilities	22,877	1,825
Shareholders’ Equity (Deficit):
Class A ordinary shares, no par value; 100,000,000 shares authorized; 18,607,931 issued and outstanding (5,075,420 as of May 31, 2023)	74,406	5,083
Additional paid-in capital	(77,656)	55
Accumulated deficit	(14,683)	(6,523)
Total Shareholders’ Deficit	(17,933)	(1,385)
Total Liabilities and Shareholders’ (Deficit)	$ 4,944	$ 440